Debt Facilities - Japanese Yen Term Loan (Details) - Bridge term loan $ in Thousands		3 Months Ended	9 Months Ended
	Sep. 01, 2016	Dec. 31, 2016 JPY (¥)	Sep. 30, 2016 JPY (¥)	Sep. 30, 2015 JPY (¥)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)
Short-term Debt [Line Items]
Maximum borrowing capacity				¥ 47,500,000,000			$ 395,200
Japanese Yen term loan
Short-term Debt [Line Items]
Maximum borrowing capacity			¥ 47,500,000,000			$ 468,350
Quarterly installments		¥ 625,000,000
Balloon payment			35,625,000,000
LIne of credit outstanding		47,500,000,000	¥ 47,500,000,000		$ 406,600	$ 453,150
Unamortized debt issuance costs		¥ 1,094,395,000			$ 9,401
Tokyo Interbank Offered Rate
Short-term Debt [Line Items]
Variable rate (percent)	1.75%			0.40%
Tokyo Interbank Offered Rate | Japanese Yen term loan
Short-term Debt [Line Items]
Variable rate (percent)			1.50%